Due to Trust Account, Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2021 and 2022 is as follows:

	2021	2022
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥3,891,831	¥6,307,463
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%
At March 31, 2021 and 2022, the MUFG Group had unused lines of credit for financing amounting to ¥4,408,245 million and ¥4,741,464 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.
Other short-term borrowings at March 31, 2021 and 2022 were comprised of the following:

	2021	2022
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,207,610	¥1,491,509
Borrowings from the Bank of Japan	9,238,209	10,231,483
Borrowings from other financial institutions	141,060	68,384
Other	126,060	810,849	(1)
Total domestic offices	10,712,939	12,602,225
Foreign offices:
Commercial paper	3,281,866	3,776,737
Borrowings from other financial institutions	113,874	82,914
Short-term debentures	7,775	22,059
Other	71,306	59,287
Total foreign offices	3,474,821	3,940,997
Total	14,187,760	16,543,222
Less unamortized discount	37	85
Other short-term borrowings—net	¥14,187,723	¥16,543,137
Weighted average interest rate on outstanding balance at end of fiscal year	0.06%	0.09%

Note:
(1)Other include borrowings from the jointly operated designated money in trusts.
Long-term debt (with original maturities of more than one year) at March 31, 2021 and 2022 was comprised of the following:

	2021	2022
	(in millions)
MUFG:
Obligations under finance leases	¥4,989	¥3,326
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2022-2039, principally 0.85%-4.29%	4,224,401	5,501,311
Fixed rate bonds, payable in Euro, due 2023-2033, principally 0.34%-1.75%	482,856	508,524
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05%(2)	34,262	37,424
Adjustable rate bonds, payable in Japanese yen, due 2025-2032, principally 0.14%-0.42%	—	95,900
Adjustable rate bonds, payable in Euro, due 2027, principally 0.34%	—	68,350
Floating rate bonds, payable in US dollars, due 2022-2023, principally 1.05%-1.24%	669,464	416,171
Floating rate bonds, payable in Euro, due 2023, principally 0.02%	45,430	47,845
Floating rate bonds, payable in other currencies, due 2024, principally 1.31% (2)	33,744	36,800
Total	5,490,157	6,712,325
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2031, principally 0.37%-1.39%	776,886	771,014
Adjustable rate bonds, payable in Japanese yen, due 2027-2031, principally 0.29%-0.58%	1,072,209	905,925
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,704,816	1,486,734
Adjustable rate borrowings, payable in Japanese yen, due 2028-2029, principally 0.30%-0.46%	31,500	31,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.17%	87,085	86,725
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000
Total	3,758,496	3,367,898
Total	9,253,642	10,083,549
MUFG Bank:
Obligations under finance leases	¥4,628	¥4,419
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2022-2027, principally 0.63%-2.34%	123,300	72,400
Fixed rate bonds, payable in US dollars, due 2023-2052, principally 0.00%-4.70%	1,041,115	1,052,443
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	109,619	6,152
Fixed rate bonds, payable in other currencies, due 2047, principally 0.00% (2)	3,100	—
Fixed rate borrowings, payable in Japanese yen, due 2022-2028, principally 0.00%-0.25%	18,689,074	18,582,830
Fixed rate borrowings, payable in US dollars, due 2026-2030, principally 0.72%-2.93%	7,833	8,371
Floating rate borrowings, payable in US dollars, due 2022-2031, principally 0.16%-4.45%	721,941	714,718
Floating rate borrowings, payable in Euro, due 2025-2036, principally 0.00%-0.40%	111,611	103,231
Total	20,807,593	20,540,145
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2022-2031, principally 1.39%-2.91%	350,900	236,000
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.43%-2.24%	73,400	71,000
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.06%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.25%	15,000	15,000
Total	449,300	332,000
Obligations under loan securitization transaction accounted for as secured borrowings due 2022-2080, principally 0.13%-10.00%	618,072	519,718
Total	21,879,593	21,396,282

	2021	2022
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥10,520	¥8,359
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2022-2051, principally 0.00%-17.30%	878,276	1,088,884
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2022-2036, principally 0.00%-21.50%	885,950	124,841
Fixed rate borrowings, bonds and notes, payable in Euro, due 2024-2030, principally 0.00%	2,719	10,796
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2022-2028, principally 0.00%-7.15%	349,666	230,630
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2022-2037, principally 0.00%-9.50%(2)	320,663	306,778
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2022-2052, principally 0.00%-65.00%	1,007,882	1,000,691
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2022-2032, principally 0.00%-53.50%	174,997	130,597
Floating/Adjustable rate bonds and notes, payable in Euro, due 2022-2024, principally 0.00%-3.00%	1,092	230
Total	3,621,245	2,893,447
Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2022-2030, principally 1.36%-2.61%	184,894	114,946
Fixed rate bonds and notes, payable in US dollars, due 2022-2030, principally 7.50%-9.90%	1,212	2,262
Fixed rate bonds and notes, payable in Thai baht, due 2027-2031, principally 3.00%-3.90%	209,189	208,581
Fixed rate bonds and notes, payable in other currencies, due 2021, principally 0.00% (2)	6,915	—
Floating rate bonds and notes, payable in US dollars, due 2028, principally 6.90%	3,820	2,866
Total	406,030	328,655
Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25%	11	1
Total	4,037,806	3,230,462
Total	35,171,041	34,710,293
Debt issuance cost	¥(13,390)	¥(13,694)
Total	¥35,157,651	¥34,696,599

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2021 and 2022.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2022 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2023	¥987,009	¥981,284	¥1,026,760	¥2,995,053
2024	827,301	1,107,551	427,939	2,362,791
2025	1,060,164	16,551,665	398,353	18,010,182
2026	966,692	1,218,584	223,445	2,408,721
2027	414,824	156,907	186,208	757,939
2028 and thereafter	5,827,559	1,380,291	967,757	8,175,607
Total	¥10,083,549	¥21,396,282	¥3,230,462	¥34,710,293
New Issuances of Bonds for Basel III
For the fiscal year ended March 31, 2022, the MUFG Group issued to institutional investors in Japan ¥40,000 million aggregate principal amount of unsecured perpetual subordinated Additional Tier 1 notes. These notes are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 2022, the MUFG Group issued ¥100,000 million, $11,300 million (approximately ¥1,383,007 million) and €500 million (approximately ¥68,350 million) of bonds with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) to global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board. The MUFG Group is required to maintain external TLAC ratios of 18% on a risk-weighted assets basis and 6.75% on a leverage exposure basis.